Debt (Tables)	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at March 31, 2018 and December 31, 2017 were as follows:

	As at
	Mar 31, 2017	Dec 31, 2017

NIBC Bank Facility	8,530,000	8,885,000
CACIB Bank Facility	33,400,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	157,090,585	162,115,591
Nordea/SEB Joint Bank Facility	129,669,072	132,272,938
ABN AMRO Facility	62,744,979	64,201,180
ABN AMRO Revolving Facility	10,564,311	11,092,158
Total debt	401,998,947	412,666,867
Deferred finance fees	(7,703,633)	(8,243,297)
Net total debt	394,295,314	404,423,570
Current portion of long-term debt	38,856,620	39,282,538
Current portion of deferred finance fees	(2,152,382)	(2,210,990)
Total current portion of long-term debt	36,704,238	37,071,548
Non-current portion of long-term debt	357,591,076	367,352,022

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Mar 31, 2018
2018	29,142,465
2019	38,856,620
2020	38,856,620
2021	41,159,894
2022	189,430,411
2023	64,552,937
401,998,947